SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment reporting
Revenues	$ 292,417	$ 200,010	$ 116,230
Total net revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Revenues	182,958	101,424	57,853
Europe | Total net revenues
Segment reporting
Revenues (as a percent)	62.50%	50.70%	49.80%
Europe | France
Segment reporting
Revenues	42,504	32,913	22,448
Europe | United Kingdom
Segment reporting
Revenues	12,986	13,577	6,541
North America
Segment reporting
Revenues	54,858	47,985	32,721
North America | Total net revenues
Segment reporting
Revenues (as a percent)	18.80%	24.00%	28.20%
North America | United States
Segment reporting
Revenues	46,136	41,840	29,117
South America
Segment reporting
Revenues	26,205	12,876	4,097
South America | Total net revenues
Segment reporting
Revenues (as a percent)	9.00%	6.40%	3.50%
Other countries
Segment reporting
Revenues	$ 28,396	$ 37,725	$ 21,559
Other countries | Total net revenues
Segment reporting
Revenues (as a percent)	9.70%	18.90%	18.50%